RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 17 – RELATED PARTY TRANSACTIONS

Certain of our directors and executive officers, including companies in which they are officers or have significant ownership, were loan and deposit customers during 2020 and 2019.

A summary of loans to our directors and executive officers (which includes loans to entities in which the individual owns a 10% or more voting interest) for the years ended December 31 follows:

	2020	2019
	(In thousands)

Balance at beginning of year	$13,077	$14,205
New loans and advances	417	713
Repayments	(11,078)	(1,841)
Balance at end of year	$2,416	$13,077

Deposits held by us for directors and executive officers totaled $2.0 million at both December 31, 2020 and 2019.